ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES [Abstract]
Accrued liabilities

All figures in USD ‘000	2011	2010
Accrued Interest	184	83
Accrued Expenses	4,624	3,028
Accrued Drydock expenses Nordic Harrier	-	949
Accrued voyage expenses	7,834	-
Total as per December 31,	12,642	4,060